GAIN ON SALE OF NET SMELTER RETURN ROYALTY (Details) - Golden Predator Exploration Ltd	Jan. 04, 2021 CAD ($)
Disclosure Of Gain On Sale Of Net Smelter Return Royalty [Line Items]
Total cash consideration from sale of net smelter	$ 4,500,000
Gain on sale of net smelter	$ 4,500,000